Accounting policies - Adoption of IFRS 9 - Coverage ratio (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment losses
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9		$ (21,217)
Financial assets at amortized cost category
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9		$ 751,448
Loans and advances - Customers | Stage 1
Initial adoption of IFRS 9
Coverage ratio		1.28%
Loans and advances - Customers | Stage 2
Initial adoption of IFRS 9
Coverage ratio		19.63%
Loans and advances - Customers | Stage 3
Initial adoption of IFRS 9
Coverage ratio		43.92%
Loans and advances - Customers | Gross carrying amount
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9		$ 626,349
Loans and advances - Customers | Gross carrying amount | Stage 1
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9		583,871
Loans and advances - Customers | Gross carrying amount | Stage 2
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9		24,346
Loans and advances - Customers | Gross carrying amount | Stage 3
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9		18,132
Loans and advances - Customers | Impairment losses
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ (21,516)	$ (20,199)	$ (17,883)
Coverage ratio		3.22%
Loans and advances - Customers | Impairment losses | Stage 1
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	(7,035)	$ (7,456)
Loans and advances - Customers | Impairment losses | Stage 2
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	(5,309)	(4,780)
Loans and advances - Customers | Impairment losses | Stage 3
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ (9,172)	$ (7,963)